Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 462,000.00
Previously Paid Amount	0.00
Total Fee Amount	63.80
Total Offset Amount	0.00
Net Fee	63.80
Narrative - Max Aggregate Offering Price	$ 462,000.00
Final Prospectus	true